Note 31 - Fee and Commission Expense (Tables)	12 Months Ended
Dec. 31, 2018
Fee and Commission Expense Abstract
Table of Fee and Commission Expense
	December 31, 2018	December 31, 2017
For credit and debit cards	3,433,679	2,778,335
Linked to transactions with securities	1,863	1,738
For foreign trade transactions	156,826	142,815
For promotions	1,300,964	975,732
Other commission expenses	608,173	983,754
TOTAL	5,501,505	4,882,374